Related party transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	May 13, 2022	May 10, 2022
Disclosure of transactions between related parties [line items]
Accrued bonuses	$ 409,706
Number of shares issued	1,554,709		2,573,903
Issued capital	$ 1,557		$ 2,574
Related party transaction payable	18,296
Ordinary Shares
Disclosure of transactions between related parties [line items]
Number of shares issued		23,890	2,573,903	4,000
Issued capital		$ 519,613
Related party transaction payable		$ 452,861
Shares issued for settlement of related party payable, shares		17,253
Related Parties
Disclosure of transactions between related parties [line items]
Accrued bonuses	389,800		$ 0
James Foster
Disclosure of transactions between related parties [line items]
Related party transaction payable	$ 89
Fiona Foster
Disclosure of transactions between related parties [line items]
Number of shares issued for settlement of related party accrued interest		26,857
Services | Ordinary Shares
Disclosure of transactions between related parties [line items]
Number of shares issued		34,635			755
Issued capital		$ 290,364
Ordinary Shares
Disclosure of transactions between related parties [line items]
Shares issued for settlement of related party payable, shares	5,430	17,253
Shares for Conversion of Convertible Debt | Ordinary Shares
Disclosure of transactions between related parties [line items]
Number of shares issued		3,774
Issue of convertible instruments		$ 99,999